Expense Example {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-08 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Retail Class	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002